The Central and Eastern Europe Fund, Inc.

Schedule of Investments	as of July 31, 2021 (Unaudited)

	Shares	Value ($)
Russia 71.1%
Common Stocks
Banks 14.7%
Sberbank of Russia PJSC	2,400,000	10,050,070
Sberbank of Russia PJSC (ADR)	1,024,191	17,052,780
TCS Group Holding PLC (GDR) (Registered)	33,000	2,729,760
		29,832,610
Food & Staples Retailing 5.1%
Magnit PJSC (GDR) (Registered)	319,550	4,670,223
X5 Retail Group NV (GDR) (Registered)	174,884	5,662,744
		10,332,967
Interactive Media & Services 4.5%
Yandex NV ''A''*	133,000	9,051,980

Metals & Mining 14.1%
Alrosa PJSC	1,670,000	2,958,817
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)	100,000	1,230,000
MMC Norilsk Nickel PJSC (ADR)†	205,000	7,084,600
Novolipetsk Steel PJSC (GDR) (Registered)	70,000	2,455,600
Polymetal International PLC	330,000	7,172,576
Polyus PJSC (GDR) (Registered)	42,817	4,123,277
Severstal PJSC (GDR) (Registered)	140,000	3,444,000
		28,468,870
Multiline Retail 0.5%
Fix Price Group Ltd. (GDR) (Registered)*	125,000	955,625

Oil, Gas & Consumable Fuels 30.1%
Gazprom PJSC (ADR)†	2,878,242	22,434,308
Lukoil PJSC (ADR)	239,500	20,547,902
Novatek PJSC (GDR) (Registered)	28,440	6,330,744
Rosneft Oil Co PJSC (GDR) (Registered)	702,997	5,172,652
Tatneft PAO (ADR)†	160,548	6,401,049
		60,886,655
Wireless Telecommunication Services 2.1%
Mobile Telesystems PJSC (ADR)	510,000	4,357,950
Total Russia (Cost $84,712,698)		143,886,657

Poland 12.2%
Common Stocks
Banks 3.4%
Bank Polska Kasa Opieki SA*	110,000	2,689,352
Powszechna Kasa Oszczednosci Bank Polski SA*	416,090	4,089,889
		6,779,241
Diversified Telecommunication Services 1.0%
Orange Polska SA*	1,050,000	2,089,254

Entertainment 0.9%
CD Projekt SA†	38,000	1,823,550

Food & Staples Retailing 0.5%
Eurocash SA	320,000	1,019,924

Insurance 1.5%
Powszechny Zaklad Ubezpieczen SA*	320,000	3,125,438

Internet & Direct Marketing Retail 1.8%
Allegro.eu SA 144A*	210,000	3,605,735

Media 0.8%
Cyfrowy Polsat SA	185,000	1,641,582

Metals & Mining 2.1%
KGHM Polska Miedz SA	83,131	4,202,222

	Shares	Value ($)

Textiles, Apparel & Luxury Goods 0.2%
LPP SA	137	492,527
Total Poland (Cost $21,437,091)		24,779,473

Hungary 7.8%
Common Stocks
Banks 2.7%
OTP Bank Nyrt*	101,478	5,488,663

Diversified Telecommunication Services 0.5%
Magyar Telekom Telecommunications PLC (ADR)	740,433	1,050,921

Oil, Gas & Consumable Fuels 2.1%
MOL Hungarian Oil & Gas PLC*	515,985	4,123,773

Pharmaceuticals 2.5%
Richter Gedeon Nyrt	185,071	5,093,979
Total Hungary (Cost $12,436,136)		15,757,336

Turkey 3.2%
Common Stocks
Banks 1.1%
Akbank T.A.S.	3,700,000	2,311,621

Beverages 0.4%
Anadolu Efes Biracilik ve Malt Sanayii AS	337,167	889,853

Food & Staples Retailing 1.3%
Sok Marketler Ticaret AS	1,861,004	2,526,520

Food Products 0.4%
Ulker Biskuvi Sanayi AS	301,791	714,761
Total Turkey (Cost $7,639,123)		6,442,755

Moldova 2.0%
Common Stocks
Beverages 2.0%
Purcari Wineries PLC (Cost $2,547,425)	1,110,000	3,948,416

Czech Republic 1.9%
Common Stocks
Banks 1.7%
Moneta Money Bank AS 144A*	853,432	3,471,076

Electric Utilities 0.2%
CEZ AS	15,000	416,725
Total Czech Republic (Cost $3,386,246)		3,887,801

Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.01% (Cost $6,888,303) (a) (b)	6,888,303	6,888,303

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.03% (Cost $2,869,073) (b)	2,869,073	2,869,073

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $141,916,095)	103.0	208,459,814
Other Assets and Liabilities, Net	(3.0)	(6,096,916)
Net Assets	100.0	202,362,898

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2021 are as follows:
Value ($) at 10/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2021	Value ($) at 7/31/2021
Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.01% (a) (b)
2,351	6,885,952 (c)	–	–	–	11,198	–	6,888,303	6,888,303
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.03% (b)
3,745,774	44,678,292	45,554,993	–	–	2,119	–	2,869,073	2,869,073
3,748,125	51,564,244	45,554,993	–	–	13,317	–	9,757,376	9,757,376

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2021 amounted to $6,683,988 which is 3.3% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2021.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
PJSC:	Public Joint Stock Company

 For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry subgroup level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)
Russia	$143,886,657	$—	$—	$143,886,657
Poland	24,779,473	—	—	24,779,473
Hungary	15,757,336	—	—	15,757,336
Turkey	6,442,755	—	—	6,442,755
Moldova	3,948,416	—	—	3,948,416
Czech Republic	3,887,801	—	—	3,887,801
Short-Term Instruments (d)	9,757,376	—	—	9,757,376
Total	$208,459,814	$—	$—	$208,459,814

(d) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks,

charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CEE-PH3

R-080548-1 (1/23)